FINANCING AND LOANS - Global Reversion Reserve (RGR) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCING AND LOANS
Interest (as a percent)	6.40%	7.94%
Loans and financing	R$ 54,372,798	R$ 45,121,791
Global Reversion Reserve (RGR)
FINANCING AND LOANS
Interest (as a percent)	5.00%	9.40%
Loans and financing	R$ 5,802,851	R$ 7,420,023	R$ 6,647,839	R$ 6,439,374